1
Nuveen NWQ International Value Fund
Portfolio of Investments March 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 96.7%
COMMON STOCKS - 96.7%
Aerospace & Defense - 1.6%
13,145 Thales SA (2) $ 1,646,221
Air Freight & Logistics - 2.2%
48,227 Deutsche Post AG (2) 2,302,929
Airlines - 1.6%
86,200 Japan Airlines Co Ltd (2),(3) 1,607,052
Automobiles - 3.3%
11,857 Hyundai Motor Co (2) 838,723
13,811 Toyota Motor Corp, Sponsored ADR 2,489,433
Total Automobiles 3,328,156
Banks - 8.7%
620,842 Barclays PLC (2) 1,203,487
275,591 ING Groep NV (2) 2,877,425
146,732 Oversea-Chinese Banking Corp Ltd (2) 1,331,131
59,400 Sumitomo Mitsui Trust Holdings Inc (2) 1,933,150
1,486,286 Unicaja Banco SA, 144A (2) 1,544,825
Total Banks 8,890,018
Capital Markets - 3.8%
27,378 SK Square Co Ltd (2),(3) 1,273,418
135,678 UBS Group AG 2,651,148
Total Capital Markets 3,924,566
Chemicals - 2.5%
430,311 Incitec Pivot Ltd (2) 1,218,090
12,784 Nutrien Ltd 1,321,400
Total Chemicals 2,539,490
Commercial Services & Supplies - 1.6%
71,800 Dai Nippon Printing Co Ltd (2) 1,683,362
Diversified Financial Services - 1.8%
17,813 Groupe Bruxelles Lambert SA (2) 1,843,222
Diversified Telecommunication Services - 1.5%
54,207 Nippon Telegraph & Telephone Corp, ADR 1,577,966
Electrical Equipment - 1.3%
42,131 Mabuchi Motor Co Ltd (2) 1,311,537
Electronic Equipment, Instruments & Components - 1.1%
59,307 Flex Ltd (3) 1,100,145
Energy Equipment & Services - 1.7%
138,784 Technip Energies NV (2),(3) 1,692,356

Nuveen NWQ International Value Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)
2
Shares Description (1) Value
Food & Staples Retailing - 4.0%
41,300 Seven & i Holdings Co Ltd (2) $ 1,969,069
582,408 Tesco PLC (2) 2,108,493
Total Food & Staples Retailing 4,077,562
Health Care Providers & Services - 2.4%
37,252 Fresenius Medical Care AG & Co KGaA (2) 2,496,286
Hotels, Restaurants & Leisure - 3.3%
43,988 Accor SA (2),(3) 1,417,260
826,891 Sands China Ltd (2),(3) 1,967,155
Total Hotels, Restaurants & Leisure 3,384,415
Household Durables - 3.1%
64,164 Sekisui House Ltd (2) 1,241,135
1,109,952 Taylor Wimpey PLC (2) 1,890,154
Total Household Durables 3,131,289
Industrial Conglomerates - 4.4%
900,233 Melrose Industries PLC (2) 1,460,302
21,640 Siemens AG (2) 2,996,432
Total Industrial Conglomerates 4,456,734
Insurance - 8.3%
42,979 Ageas SA/NV (2) 2,172,728
6,607 Allianz SE (2) 1,577,805
37,417 Axis Capital Holdings Ltd 2,262,606
56,700 Sompo Holdings Inc (2) 2,491,421
Total Insurance 8,504,560
Interactive Media & Services - 1.2%
9,240 Baidu Inc, Sponsored ADR (3) 1,222,452
Machinery - 1.4%
61,785 Komatsu Ltd (2) 1,484,416
Media - 2.7%
45,946 Publicis Groupe SA (2) 2,788,628
Metals & Mining - 5.9%
23,568 Agnico Eagle Mines Ltd 1,443,304
71,200 BHP Group Ltd (2) 2,744,581
3,730 Korea Zinc Co Ltd (2) 1,795,440
Total Metals & Mining 5,983,325
Multi-Utilities - 1.5%
103,137 National Grid PLC (2) 1,585,031
Oil, Gas & Consumable Fuels - 2.8%
51,275 Shell PLC, ADR 2,816,536
Pharmaceuticals - 7.0%
24,555 Bayer AG (2) 1,679,539
93,563 GlaxoSmithKline PLC (2) 2,024,417
24,182 Sanofi (2) 2,472,358
33,100 Takeda Pharmaceutical Co Ltd (2) 943,092
Total Pharmaceuticals 7,119,406

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the
Shares Description (1) Value
Professional Services - 3.6%
48,315 Adecco Group AG (2) $ 2,191,642
13,881 Wolters Kluwer NV (2) 1,479,803
Total Professional Services 3,671,445
Real Estate Management & Development - 1.2%
221,254 City Developments Ltd (2) 1,279,008
Semiconductors & Semiconductor Equipment - 4.3%
55,112 AIXTRON SE (2) 1,202,058
39,800 MediaTek Inc (2) 1,238,597
24,600 Rohm Co Ltd (2) 1,909,942
Total Semiconductors & Semiconductor Equipment 4,350,597
Software - 1.0%
9,488 SAP SE (2) 1,051,537
Specialty Retail - 1.0%
1,187,000 Topsports International Holdings Ltd, 144A (2) 986,562
Technology Hardware, Storage & Peripherals - 3.4%
25,000 FUJIFILM Holdings Corp (2) 1,525,998
37,375 Samsung Electronics Co Ltd (2) 1,936,601
Total Technology Hardware, Storage & Peripherals 3,462,599
Wireless Telecommunication Services - 1.5%
32,261 SK Telecom Co Ltd 1,508,467
Total Long-Term Investments (cost $73,748,092) 98,807,875
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.5%
REPURCHASE AGREEMENTS - 1.5%
$ 1,468 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 3/31/22,repurchase price
$1,467,824, collateralized by $1,275,900, U.S. Treasury
Inflation Index Notes, 0.250%, due 7/15/29, value
$1,497,249
0.000% 4/01/22 $ 1,467,824
Total Short-Term Investments (cost $1,467,824) 1,467,824
Total Investments (cost $ 75,215,916 ) - 98 .2% 100,275,699
Other Assets Less Liabilities - 1.8% 1,881,457
Net Assets - 100% $ 102,157,156

Nuveen NWQ International Value Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)
4
circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 18,393,457 $ 80,414,418 $ – $ 98,807,875
Short-Term Investments:
Repurchase Agreements – 1,467,824 – 1,467,824
Total
$ 18,393,457 $ 81,882,242 $ – $ 100,275,699
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For fair value measurement disclosure purposes, investment classified as Level 2.
(3) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt